SIT MUTUAL FUNDS INC | Sit ESG Growth Fund
SUMMARY INFORMATION SIT ESG GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SIT MUTUAL FUNDS INC - Sit ESG Growth Fund	Class I	Class S
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SIT MUTUAL FUNDS INC - Sit ESG Growth Fund		Class I	Class S
Management Fees		1.25%	1.25%
Distribution (12b-1) fees		none	0.25%
Total Annual Fund Operating Expenses		1.25%	1.50%
Fee Waiver	[1]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%	1.25%
[1]	The Adviser has agreed to reduce the management fee to 1.00% through June 30, 2021. The Adviser may elect to extend, modify or terminate the fee waiver at that time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - SIT MUTUAL FUNDS INC - Sit ESG Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	103	320	555	1,229
Class S	128	399	690	1,518

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.26% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in companies that the Adviser believes have strong environmental, social and corporate governance (ESG) practices at the time of purchase.

The Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return, and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
  unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
In addition to the fundamental financial analysis, the stock selection process takes into consideration ESG screens from third-party providers that rank companies within an industry or sector based on several ESG characteristics, or the Adviser’s own analysis of a company’s ESG practices if such ranking is not available or the Adviser believes the available ranking is not accurate. The ESG screens utilize comparative weighted rankings of company ESG issues by sectors based on company and industry-specific factors, which assess a company’s sustainability policies, management systems and performance. Generally, the Adviser deems a company to have strong ESG practices when its industry ranking is in the top 50th percentile. ESG factors often require a subjective analysis and are subject to change. Environmental factors may include, for example, human capital concerns, product safety, workplace diversity and employee welfare. Governance factors may include, for example, corporate governance concerns, business ethics, sustainability policy and public policy concerns.

The Fund invests in the common stock of U.S. and foreign companies, and in American Depository Receipts and Global Depository Receipts of foreign companies. The Fund invests primarily in companies of large to medium capitalizations (companies with market capitalizations in excess of $2 billion).

The Fund may invest in open-end investment companies (mutual funds) and closed-end investment companies which invest in the same types of securities in which the Fund may invest directly.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, financial position and ESG practices or ranking.

The Fund’s benchmark index to be used in connection with the Fund’s investment objective is the MSCI World Index, and such benchmark index may be changed from time to time with approval of the Fund’s Board of Directors. The MSCI World Index represents large and mid-cap equity performance of 23 developed markets countries.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  ESG Risk: The Fund’s ESG criteria may exclude securities of certain issuers for nonfinancial reasons and therefore the Fund may forgo some market opportunities available to funds that don’t use an ESG criteria. Stocks of companies with ESG practices may shift into and out of favor with stock market investors depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use an ESG criteria.
  Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.
  Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800-332-5580.
Annual Total Returns for calendar years ended December 31 (Class I)

The Fund’s year-to-date return as of 9/30/19 (not annualized) was 16.49%. Best Quarter: 10.26% (1Q19); Worst Quarter: -11.13% (4Q18)
Average Annual Total Returns for periods ended December 31, 2018
Average Annual Total Returns - SIT MUTUAL FUNDS INC - Sit ESG Growth Fund	1 Year	5 Years	Life of Fund [1]	Inception Date
Class I	(7.36%)		6.44%	Jun. 30, 2016
Class I | Return after taxes on distributions	(7.67%)		6.19%	Jun. 30, 2016
Class I | Return after taxes on distributions and sale of Fund shares	(4.14%)		4.96%	Jun. 30, 2016
Class S	(7.65%)		6.17%	Jun. 30, 2016
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(8.71%)		7.32%	Jun. 30, 2016
[1]	June 30, 2016